Quarterly Report
February 28, 2025
MFS®  Moderate Allocation Fund
MOD-Q3

Portfolio of Investments
2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 39.7%
MFS Emerging Markets Debt Fund - Class R6	16,341,306	$198,546,874
MFS Emerging Markets Debt Local Currency Fund - Class R6	24,600,702	131,121,745
MFS Global Opportunistic Bond Fund - Class R6	40,277,112	330,272,320
MFS Government Securities Fund - Class R6	73,176,741	632,978,807
MFS High Income Fund - Class R6	84,767,568	263,627,136
MFS Inflation-Adjusted Bond Fund - Class R6	50,522,954	464,811,173
MFS Total Return Bond Fund - Class R6	59,011,006	565,325,436
		$2,586,683,491
International Stock Funds – 13.1%
MFS Emerging Markets Equity Fund - Class R6	1,794,781	$64,450,605
MFS International Growth Fund - Class R6	2,966,445	131,146,534
MFS International Intrinsic Value Fund - Class R6	3,412,783	131,938,173
MFS International Large Cap Value Fund - Class R6	9,376,267	132,955,460
MFS International New Discovery Fund - Class R6	2,147,498	65,112,143
MFS Research International Fund - Class R6	14,036,253	330,694,124
		$856,297,039
Non-Traditional Funds – 6.0%
MFS Commodity Strategy Fund - Class R6	51,726,372	$192,422,102
MFS Global Real Estate Fund - Class R6	11,882,752	195,471,271
		$387,893,373
U.S. Stock Funds – 38.7%
MFS Growth Fund - Class R6	2,243,389	$454,061,981
MFS Mid Cap Growth Fund - Class R6	13,778,774	435,271,477
MFS Mid Cap Value Fund - Class R6	14,010,401	448,753,130
MFS New Discovery Fund - Class R6 (a)	3,010,564	92,936,117
MFS New Discovery Value Fund - Class R6	5,196,165	94,414,307
MFS Research Fund - Class R6	7,979,717	464,339,753
MFS Value Fund - Class R6	10,384,451	533,241,560
		$2,523,018,325
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 4.38% (v)	164,590,501	$164,606,960
Total Mutual Funds		$6,518,499,188

Other Assets, Less Liabilities – 0.0%		2,456,714
Net Assets – 100.0%		$6,520,955,902
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $6,518,499,188.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service.
The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

Supplemental Information (unaudited) – continued
investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,518,499,188	$—	$—	$6,518,499,188
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$197,572,781	$16,649,401	$25,944,771	$(6,610,341)	$10,755,032	$192,422,102
MFS Emerging Markets Debt Fund	199,368,840	10,477,745	16,110,811	(3,609,976)	8,421,076	198,546,874
MFS Emerging Markets Debt Local Currency Fund	130,041,251	11,580,860	8,096,849	(3,955,438)	1,551,921	131,121,745
MFS Emerging Markets Equity Fund	65,807,407	3,456,928	9,978,665	(2,077,101)	7,242,036	64,450,605
MFS Global Opportunistic Bond Fund	327,673,852	12,286,442	20,387,911	(4,111,665)	14,811,602	330,272,320
MFS Global Real Estate Fund	196,953,022	12,024,453	16,827,935	1,371,944	1,949,787	195,471,271
MFS Government Securities Fund	608,321,325	48,454,744	39,206,894	(7,711,275)	23,120,907	632,978,807
MFS Growth Fund	487,286,045	57,208,063	90,173,201	57,095,389	(57,354,315)	454,061,981
MFS High Income Fund	265,322,603	13,026,532	20,751,935	(2,470,195)	8,500,131	263,627,136
MFS Inflation-Adjusted Bond Fund	454,038,276	31,599,057	26,778,290	(6,482,367)	12,434,497	464,811,173
MFS Institutional Money Market Portfolio	193,157,749	125,126,837	153,677,454	(1,307)	1,135	164,606,960
MFS International Growth Fund	133,968,013	11,227,377	19,296,020	5,146,486	100,678	131,146,534
MFS International Intrinsic Value Fund	134,711,990	19,877,788	15,119,440	506,391	(8,038,556)	131,938,173
MFS International Large Cap Value Fund	135,227,456	12,894,132	16,602,430	173,787	1,262,515	132,955,460
MFS International New Discovery Fund	66,473,913	7,125,835	4,779,563	221,804	(3,929,846)	65,112,143
MFS Mid Cap Growth Fund	458,490,265	31,191,173	64,610,051	39,483,845	(29,283,755)	435,271,477
MFS Mid Cap Value Fund	470,472,589	46,167,454	53,125,374	33,270,143	(48,031,682)	448,753,130
MFS New Discovery Fund	98,597,220	924,446	10,076,337	(864,821)	4,355,609	92,936,117
MFS New Discovery Value Fund	99,674,785	6,896,537	13,270,009	4,330,707	(3,217,713)	94,414,307
MFS Research Fund	483,162,574	45,215,785	68,682,920	32,857,096	(28,212,782)	464,339,753
MFS Research International Fund	337,102,824	19,686,267	27,709,204	4,130,733	(2,516,496)	330,694,124
MFS Total Return Bond Fund	549,143,576	41,082,376	40,882,381	(7,979,704)	23,961,569	565,325,436
MFS Value Fund	535,003,267	44,241,102	56,300,382	12,370,455	(2,072,882)	533,241,560
	$6,627,571,623	$628,421,334	$818,388,827	$145,084,590	$(64,189,532)	$6,518,499,188
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$6,730,487	$—
MFS Emerging Markets Debt Fund	10,374,763	—
MFS Emerging Markets Debt Local Currency Fund	5,787,858	—
MFS Emerging Markets Equity Fund	1,725,153	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Global Opportunistic Bond Fund	$8,221,361	$—
MFS Global Real Estate Fund	4,950,370	—
MFS Government Securities Fund	19,024,167	—
MFS Growth Fund	728,160	53,381,898
MFS High Income Fund	12,917,890	—
MFS Inflation-Adjusted Bond Fund	17,725,310	—
MFS Institutional Money Market Portfolio	6,798,828	—
MFS International Growth Fund	2,149,689	5,634,065
MFS International Intrinsic Value Fund	2,949,405	12,238,470
MFS International Large Cap Value Fund	4,119,953	4,847,800
MFS International New Discovery Fund	1,796,485	2,876,632
MFS Mid Cap Growth Fund	—	29,345,566
MFS Mid Cap Value Fund	8,209,511	35,991,603
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	2,786,365	3,219,491
MFS Research Fund	4,101,204	40,575,509
MFS Research International Fund	7,024,927	—
MFS Total Return Bond Fund	18,916,532	—
MFS Value Fund	7,991,730	35,010,208
	$155,030,148	$223,121,242
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